Finance Agreement Payable (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 25, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Finance Agreement Payable
Financing agreement entered into for prepaid insurance	$ 467,500	$ 467,500	$ 467,500	$ 1,037,706
Interest rate	8.95%	8.95%
Maturity date	Aug. 25, 2024	Aug. 25, 2024
Finance agreement payable			374,000	$ 849,032	$ 0
Prepaid expenses			449,041		550,000
Unamortized balance			$ 449,041		$ 36,164